Leases - Future Commitments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of leases
Total lease payments	$ 59,699	$ 80,385
Amounts representing interest	(5,630)	(9,392)
Present value of net lease payments	54,069	70,993
Current portion of lease obligations	(21,068)	(19,486)
Non-current portion of lease obligations	33,001	51,507
Less than 1 year
Disclosure Of leases
Total lease payments	24,029	23,588
1 - 3 years
Disclosure Of leases
Total lease payments	31,077	40,374
3 - 5 years
Disclosure Of leases
Total lease payments	4,591	16,246
After 5 years
Disclosure Of leases
Total lease payments	$ 2	$ 177